Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite And Indefinite Lived Intangible Assets By Major Class [Table Text Block]
As of December 31, 2017 and 2018, the Company’s intangible assets consisted of the followings:

	December 31, 2017
	Weighted average
	amortization period	Gross carrying Amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	-	57,672	-	-	57,672	8,864
Technical know-how	5.7	209,084	(208,896)	-	188	29
Total		266,756	(208,896)	-	57,860	8,893

	December 31, 2018
	Weighted average
	amortization period	Gross carrying Amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	-	57,672	-	-	57,672	8,388
Technical know-how	5.7	209,363	(209,092)	-	271	39
Total		267,035	(209,092)	-	57,943	8,427

Schedule Of Finite Lived Intangible Assets Amortization Expense [Table Text Block]
The aggregated amortization expense for intangible assets for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Technical know-how	250	250	196	28

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2018, the estimated amortization expense for the next five years is as follows:
December 31, 2018
RMB
2019	93
2020	93
2021	85
2022	-
2023	-